Condensed Financial Statements of Kentucky First Federal Bancorp (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income
Interest income	$ 11,312	$ 10,895
Total income	11,886	11,316
Non-interest expenses	8,945	8,531
Earnings before income taxes	1,286	1,448
Federal income tax expense (benefit)	(37)	513
Net income	1,323	935
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $6 in 2018 and 2017, respectively	(1)	12
Less: Reclassification adjustment for gains included in net income, net of tax benefits of $0 and $22 in 2018 and 2017, respectively		(42)
Total other comprehensive income	(1)	(30)
Comprehensive income	1,322	905
Parent Company [Member]
Income
Interest income	68	79
Total income	1,628	1,282
Non-interest expenses	402	414
Earnings before income taxes	1,226	868
Federal income tax expense (benefit)	(97)	(67)
Net income	1,323	935
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities designated as available for sale during the year, net of taxes (benefits) of $(1) and $6 in 2018 and 2017, respectively	(1)	12
Less: Reclassification adjustment for gains included in net income, net of tax benefits of $0 and $22 in 2018 and 2017, respectively		(42)
Total other comprehensive income	(1)	(30)
Comprehensive income	1,322	905
First Federal of Hazard [Member] | Parent Company [Member]
Income
Dividends	133
Equity in undistributed earnings	172	133
Frankfort First [Member] | Parent Company [Member]
Income
Dividends	1,070	1,564
Equity in undistributed earnings	$ 185	$ (494)